CONVERTIBLE DEBENTURES	12 Months Ended
Dec. 31, 2025
Text block [abstract]
CONVERTIBLE DEBENTURES
9.	CONVERTIBLE DEBENTURES

	2024 Debentures	2023 Debentures	Total
Fair value at December 31, 2023	$–	$158,478	$158,478
Fair value on issuance	330,916	–	330,916
Fair value adjustment	(33,203)	(408)	(33,611)
Fair value at December 31, 2024	$297,713	$158,070	$455,783
Fair value adjustment	84,348	46,083	130,431
Fair Value at December 31, 2025	$382,061	$204,153	$586,214
The fair value adjustment is attributable to
mark-to-market
loss of $130,431 for the year ended December 31, 2025 (December 31, 2024 - gain of $33,611). The loss for the year ended December 31, 2025 was bifurcated with the amount of the change in fair value of the convertible debentures attributable to changes in the credit risk of the liability recognized in other comprehensive loss of a loss of $52,253 for the year ended December 31, 2025 (December 31, 2024 - gain of $15,236) and the remaining amount recognized in the consolidated statement of net loss for the year ended December 31, 2025 with a loss of $78,178 (December 31, 2024 - gain of $18,375).
As at December 31, 2025, $2,594 of accrued interest relating to the 2023 and 2024 Debentures (as defined below) is included in accounts payable and accrued liabilities (December 31, 2024 - $2,719) and the interest expense during the year ended December 31, 2025 was $46,446 (December 31, 2024 - $32,497).

2023 Debentures
On September 22, 2023, the Company entered into a US$110 million private placement of unsecured convertible debentures (the “2023 Debentures”). The Company received gross proceeds of $148,145 (US$110 million) and paid a 3% establishment fee of $4,443 (US$3,300) through the issuance of 634,615 common shares to the debenture holders. The fair value of the 2023 Debentures on issuance date was determined to be $143,702 (US$106,700).
The 2023 Debentures bear interest at a rate of 9% per annum, payable semi-annually in US dollars on June 10 and December 10 in each year. Two thirds of the interest (equal to 6% per annum) is payable in cash and one third of the interest (equal to 3% per annum) is payable, subject to any required regulatory approval, in common shares of the Company, using the volume-weighted average trading price (“VWAP”) of the common shares on the NYSE for the 20 consecutive trading days ending three trading days preceding the date on which such interest payment is due. The 2023 Debentures are convertible at any time into common shares of the Company at the option of the debenture holders under certain conditions, at a conversion price of US$6.76 into a maximum of 16,272,189 common shares of the Company.
The 2023 Debentures were valued using a convertible bond pricing model based on a system of two coupled Black-Scholes equations where the debt and equity components are separately valued based on different default risks and assumptions. The inputs used in the pricing model as at December 31, 2025 and December 31, 2024 are as follows:

	December 31, 2025	December 31, 2024
Volatility	43.00%	40.00%
Expected life	2.7 years	3.7 years
Risk free interest rate	3.32%	4.05%
Expected dividend yield	0%	0%
Credit spread	15.66%	22.89%
Underlying share price of the Company	US$9.20	US$6.60
Conversion exercise price	US$6.76	US$6.76
Exchange rate (C$:US$)	$ 0.7287	$ 0.6952
2024 Debentures
On May 28, 2024, the Company closed an agreement to purchase 2,702,411 pounds of U
3
O
8
(Note 8) for an aggregate purchase price of US$250 million, which was satisfied through the issuance of US$250 million of unsecured convertible debentures. The Company paid a 3% establishment fee of $10,235 (US$7,500) to the debenture holders through the issuance of 909,090 common shares. The fair value of the 2024 Debentures on issuance date was determined to be $330,916 (US$242,500).
The 2024 Debentures bear interest at a rate of 9% per annum, payable semi-annually in US dollars on June 10 and December 10 in each year. Two thirds of the interest (equal to 6% per annum) is payable in cash and one third of the interest (equal to 3% per annum) is payable, subject to any required regulatory approval, in common shares of the Company, using the VWAP of the common shares on the NYSE for the 20 consecutive trading days ending three trading days preceding the date on which such interest payment is due. The 2024 Debentures are convertible at any time into common shares of the Company at the option of the debenture holders under certain conditions, at a conversion price of US$10.73 into a maximum of 23,299,161 common shares of the Company.

The 2024 Debentures were valued using a convertible bond pricing model based on a system of two coupled Black-Scholes equations where the debt and equity components are separately valued based on different default risks and assumptions. The inputs used in the pricing model as at December 31, 2025 and December 31, 2024 are as follows:

	December 31, 2025	December 31, 2024
Volatility	43.00%	40.00%
Expected life	3.4 years	4.4 years
Risk free interest rate	3.35%	4.04%
Expected dividend yield	0%	0%
Credit spread	15.64%	22.89%
Underlying share price of the Company	US$9.20	US$6.60
Conversion exercise price	US$10.73	US$10.73
Exchange rate (C$:US$)	$ 0.7287	$ 0.6952